Long Term Debt (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended			9 Months Ended				9 Months Ended	0 Months Ended			0 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Sep. 19, 2014 Loan and security agreement	Sep. 30, 2014 Term Loan A	Sep. 19, 2014 Term Loan A	Sep. 19, 2014 Term Loan B	Sep. 19, 2014 Term Loan C	Sep. 30, 2014 Term Loans B And C	Sep. 19, 2014 Lenders Loan and security agreement	Sep. 19, 2014 Lenders Loan and security agreement	Sep. 19, 2014 Three Point	Sep. 19, 2014 Warrants	Sep. 19, 2014 Warrants	Sep. 19, 2014 Warrants Lenders and Placement Agent Maximum	Sep. 19, 2014 Warrants Three Point	Sep. 19, 2014 Warrants Oxford	Sep. 19, 2014 Warrants Square I	Sep. 30, 2014 Warrants Common Stock Maximum	Sep. 19, 2014 Warrants Common Stock Lenders and Placement Agent
Long Term Debt
Face amount								$ 35,000,000		$ 2,000,000	$ 16,500,000	$ 16,500,000
Interest rate (as a percent)									6.50%	6.50%
Debt discount										200,000
Deferred financing fees										100,000
Gross proceeds				1,775,012			5,300,000		2,000,000
Amortization of debt discount									(225,988)
Carrying value									1,774,012
Interest expense	4,333	4,487	908	4,487	148,850	149,756	193,740
Minimum net cash proceeds from strategic partnerships as a condition to extend the date for payments													50,000,000
Fees
Facility fee															175,000	65,000
Additional fee if draws are made on term loans																$ 175,000
Final payment fee due upon that last payment date of the amounts borrowed under the agreement subject to adjustment (as a percent)														5.25%
Final payment fee due upon that last payment date of the amounts borrowed under the agreement, scenario 1 (as a percent)														6.10%
Final payment fee due upon that last payment date of the amounts borrowed under the agreement, scenario 2 (as a percent)														6.60%
Final payment fee due upon that last payment date of the amounts borrowed under the agreement, scenario 3 (as a percent)														7.00%
Prepayment fee as a percent of total amount prepaid if prepayment occurs prior to the first anniversary of the funding														3.00%
Prepayment fee as a percent of total amount prepaid if prepayment occurs between the first and second anniversary of the funding														2.00%
Prepayment fee as a percent of total amount prepaid if prepayment occurs on or after the second anniversary of the funding														1.00%
Warrants
Exercise price (in dollars per share)																		$ 5.8610
Number of trading days prior to the effective date of the agreement that are used to determine the exercise price of warrants																	10 days
Number of shares called upon exercise of warrants (in shares)																			126,685	853	4,875	1,950	20,161	7,678
Maximum Number of Shares Underlying Warrants Issuable Assuming Full Draw of Term Loan B																				7,038	40,217	16,087
Maximum Number of Shares Underlying Warrants Issuable Assuming Full Draw of Term Loan C																				7,038	40,217	16,087